Label	Element	Value
Document And Entity Information Elements	ck0000217087_DocumentDocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	Guggenheim Variable Funds Trust
Central Index Key	dei_EntityCentralIndexKey	0000217087
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 05, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 05, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014